Royalty and Other Property Interests (Tables)	12 Months Ended
Dec. 31, 2024
Royalty And Other Property Interests [Abstract]
Disclosure of detailed information about royalty and other property interests
As at and for the year ended December 31, 2024:

	Country	December 31, 2023	Net Additions (Recoveries)	Depletion	Impairment	December 31, 2024	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$29,901	$-	$(5,942)	$-	$23,959	$43,746	$(19,787)
Diablillos	Argentina	6,582	-	-	-	6,582	7,224	(642)
Leeville	USA	4,141	-	(424)	-	3,717	38,869	(35,152)
Chapi	Peru	-	3,404	-	-	3,404	3,404	-
Berenguela	Peru	1,828	-	-	-	1,828	2,006	(178)
Tartan Lake	Canada	914	-	-	-	914	1,003	(89)
Revelo Portfolio	Chile	401	(52)	-	-	349	401	(52)
Timok	Serbia	141	-	(2)	-	139	195	(56)
Other*	Various	2,308	(165)	-	(336)	1,807	2,216	(409)
		46,216	3,187	(6,368)	(336)	42,699	99,064	(56,365)
Other Property Interests
Perry Portfolio	Canada	498	(90)	-	(63)	345	2,199	(1,854)
Revelo Portfolio	Chile	709	52	-	-	761	761	-
Other*	Various	676	290	-	-	966	3,324	(2,358)
		1,883	252	-	(63)	2,072	6,284	(4,212)
Total		$48,099	$3,439	$(6,368)	$(399)	$44,771	$105,348	$(60,577)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the USA.
** Includes previously recognized recoveries, impairment charges and translation adjustments.
As at and for the year ended December 31, 2023:

	Country	December 31, 2022	Net Additions (Recoveries)	Depletion	Impairment	December 31, 2023	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$34,528	$-	$(4,627)	$-	$29,901	$43,746	$(13,845)
Diablillos	Argentina	6,582	-	-	-	6,582	7,224	(642)
Leeville	USA	4,546	-	(405)	-	4,141	38,869	(34,728)
Berenguela	Peru	1,828	-	-	-	1,828	2,006	(178)
Tartan Lake	Canada	914	-	-	-	914	1,003	(89)
Revelo Portfolio	Chile	1,137	(709)	-	(27)	401	453	(52)
Timok	Serbia	148	-	(7)	-	141	195	(54)
Other*	Various	2,008	300	-	-	2,308	2,381	(73)
		51,691	(409)	(5,039)	(27)	46,216	95,877	(49,661)
Other Property Interests
Perry Portfolio	Canada	741	(200)	-	(43)	498	2,199	(1,701)
Revelo Portfolio	Chile	-	709	-	-	709	709	-
Other*	Various	993	(317)	-	-	676	3,324	(2,648)
		1,734	192	-	(43)	1,883	6,232	(4,349)
Total		$53,425	$(217)	$(5,039)	$(70)	$48,099	$102,109	$(54,010)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the USA.
** Includes previously recognized recoveries, impairment charges and translation adjustments.